UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011
                                               --------------

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Summit Creek Advisors, LLC
Address:          120 S. 6th Street,
                  Ste. 2200
                  Minneapolis, MN 55402

Form 13F File Number: 28-11507

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Nina Bieberdorf
Title:   Chief Operations Officer
Phone:   (612)746-8999

Signature, Place, and Date of Signing:

 /s/ Nina Bieberdorf                Minneapolis, MN             04/08/2011
 -------------------                ---------------             ----------
     [Signature]                     [City, State]                [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Russell Investment Company, Filing Number 28-01190

                              FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:          0

FORM 13F INFORMATION TABLE ENTRY TOTAL:     52

FORM 13F INFORMATION TABLE VALUE TOTAL:     64,867,000


LIST OF OTHER INCLUDED MANAGERS:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                           Summit Creek Advisors, LLC
                                    FORM 13F
                                   31-Mar-11

             Column 1                Column 2     Column 3   Column 4   Column 5             Column 6 Column 7        Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Voting Authority
                                                                                                                  ----------------
                                                            Value      Shares/   Sh/  Put/  Invstmt  Other
Name of Issuer                   Title of class  CUSIP      (x$1000)   Prn Amt   Prn  Call  Dscretn  Managers  Sole   Shared  None
--------------                   --------------  -----      --------   -------   ---  ----  -------  --------  ----   ------  ----
-----------------------------------------------------------------------------------------------------------------------------------
ABAXIS, INC                      COM             002567105      689      23900   SH         Sole                23900      0     0
ADVENT SOFTWARE, INC             COM             007974108     1745      60878   SH         Sole                60878      0     0
ADVISORY BOARD COMPANY           COM             00762W107     1654      32120   SH         Sole                32120      0     0
AMERIGON, INC.                   COM             03070L300     1638     107300   SH         Sole               107300      0     0
ANCESTRY.COM                     COM             032803108      560      15790   SH         Sole                15790      0     0
ANSYS, INC.                      COM             03662Q105     1773      32726   SH         Sole                32726      0     0
BIO REFERENCE LABS, INC.         COM             09057G602     1927      85870   SH         Sole                85870      0     0
BJS RESTAURANTS, INC.            COM             09180C106     1256      31940   SH         Sole                31940      0     0
BLACKBOARD, INC.                 COM             091935502     1384      38186   SH         Sole                38186      0     0
BLUE NILE, INC.                  COM             09578R103      526       9750   SH         Sole                 9750      0     0
BOTTOMLINE TECHNOLOGIES, INC.    COM             101388106     1471      58503   SH         Sole                58503      0     0
BRIDGEPOINT EDUCATION, INC.      COM             10807M105      831      48580   SH         Sole                48580      0     0
BUFFALO WILD WINGS               COM             119848109     1490      27380   SH         Sole                27380      0     0
CATALYST HEALTH SOLUTIONS, INC   COM             14888B103     1866      33362   SH         Sole                33362      0     0
COMSCORE, INC.                   COM             20564W105     1885      63862   SH         Sole                63862      0     0
CONCUR TECHNOLOGIES, INC.        COM             206708109      796      14360   SH         Sole                14360      0     0
COSTAR GROUP, INC.               COM             22160N109      408       6517   SH         Sole                 6517      0     0
DEALERTRACK HOLDINGS INC         COM             242309102      861      37519   SH         Sole                37519      0     0
DRIL QUIP, INC.                  COM             262037104     1402      17740   SH         Sole                17740      0     0
EBIX, INC.                       COM             278715206     1183      50040   SH         Sole                50040      0     0
ENVESTNET, INC.                  COM             29404K106      413      30760   SH         Sole                30760      0     0
EXLSERVICE HOLDINGS, INC.        COM             302081104      786      37166   SH         Sole                37166      0     0
EZCORP, INC.                     COM             302301106     1374      43774   SH         Sole                43774      0     0
HEALTHSTREAM, INC.               COM             42222N103      106      13700   SH         Sole                13700      0     0
HIBBETT SPORTS, INC.             COM             428567101     1731      48340   SH         Sole                48340      0     0
HIGHER ONE, INC.                 COM             42983D104      325      22480   SH         Sole                22480      0     0
HITTITE MICROWAVE CORP.          COM             43365Y104     1361      21350   SH         Sole                21350      0     0
HMS HLDGS CORP.                  COM             40425J101     1979      24175   SH         Sole                24175      0     0
INTERACTIVE INTELLIGENCE, INC.   COM             45839M103     1484      38340   SH         Sole                38340      0     0
IPC THE HOSPITALIST COMPANY, I   COM             44984A105     1904      41923   SH         Sole                41923      0     0
K12, INC.                        COM             48273U102     1142      33900   SH         Sole                33900      0     0
KNIGHT TRANSPORTATION, INC.      COM             499064103     1090      56640   SH         Sole                56640      0     0
LIVEPERSON, INC.                 COM             538146101     1197      94670   SH         Sole                94670      0     0
LKQ CORPORATION                  COM             501889208     2078      86220   SH         Sole                86220      0     0
LOGMEIN, INC.                    COM             54142L109     1104      26190   SH         Sole                26190      0     0
MONRO MUFFLER, INC.              COM             610236101     1276      38675   SH         Sole                38675      0     0
MWI VETERINARY SUPPLY, INC.      COM             55402X105     2413      29905   SH         Sole                29905      0     0
NEOGEN CORP.                     COM             640491106      658      15903   SH         Sole                15903      0     0
NETLOGIC MICROSYSTEMS, INC.      COM             64118B100     1865      44390   SH         Sole                44390      0     0
NETSPEND, INC.                   COM             64118V106      606      57570   SH         Sole                57570      0     0
NIC, INC.                        COM             62914B100     1324     106283   SH         Sole               106283      0     0
PEET'S COFFEE & TEA, INC.        COM             705560100     1450      30150   SH         Sole                30150      0     0
POWER INTEGRATIONS, INC.         COM             739276103     1222      31890   SH         Sole                31890      0     0
RIVERBED TECHNOLOGY, INC.        COM             768573107      831      22070   SH         Sole                22070      0     0
RUE 21                           COM             781295100      557      19330   SH         Sole                19330      0     0
SCIQUEST, INC.                   COM             80908T101      544      38000   SH         Sole                38000      0     0
SHUTTERFLY, INC.                 COM             82568P304     2298      43880   SH         Sole                43880      0     0
SXC HEALTH SOLUTIONS CORP        COM             78505P100     1069      19500   SH         Sole                19500      0     0
SYNTEL, INC.                     COM             87162H103     2052      39280   SH         Sole                39280      0     0
TRANSCEND SERVICES, INC.         COM             893929208      541      22560   SH         Sole                22560      0     0
ULTIMATE SOFTWARE GROUP, INC.    COM             90385D107     1128      19193   SH         Sole                19193      0     0
VISTAPRINT LIMITED               COM             N93540107     1614      31097   SH         Sole                31097      0     0